Other Long-Term Assets - Schedule of Assets, Liabilities, Partners' Equity and Equity (Loss) Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Current assets	$ 7,405	$ 7,167
Current liabilities	9,631	7,435
Partners' equity	39,468	39,832	$ 38,175
Revenue	41,509	40,835	49,530
Net (loss) income	6,106	8,233	10,937
Depletion, depreciation and amortization	6,681	6,413	7,353
Interest and other financing expense	$ 592	636	$ 549
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partners’ equity at Company's 50% interest	50.00%
Partners' equity	$ (509)	(555)
Revenue	$ 325	335
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	$ 535	349
Non-current assets	10,286	10,508
Current liabilities	2,082	1,054
Non-current liabilities	9,757	10,913
Partners' equity	(1,018)	(1,110)
Revenue	1,490	1,527
Net (loss) income	92	(8)
Depletion, depreciation and amortization	346	387
Interest and other financing expense	$ 502	$ 500